UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2013

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Central Square Management LLC
Address:  1813 N Mill Street
          Suite F
          Naperville, IL 60563

Form 13F File Number:  028-14128

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Brad Bailey
Title:    Chief Financial Officer
Phone:    (630) 210-8924

Signature, Place, and Date of Signing:

       /s/ Brad Bailey                Naperville, IL              May 15, 2013
       ---------------                --------------              ------------
         [Signature]                  [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1
                                         -----------

Form 13F Information Table Entry Total:           36
                                         -----------

Form 13F Information Table Value Total:  $   108,397
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number        Name

1         028-14129                   Kelly Cardwell

            COLUMN 1                COLUMN 2    COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8
--------------------------------- ------------- --------- ----------- -------------------- ---------- -------- ---------------------
                                                                                                                 VOTING AUTHORITY
                                    TITLE OF                 VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ---------------------
         NAME OF ISSUER               CLASS       CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
--------------------------------- ------------- --------- ----------- ----------- --- ---- ---------- -------- --------- ------ ----
ACUITY BRANDS INC                 COM           00508Y102       1,436      20,700     PUT  DEFINED    1           20,700      0    0
AEROFLEX HLDG CORP                COM           007767106         386      49,092 SH       DEFINED    1           49,092      0    0
AVID TECHNOLOGY INC               COM           05367P100       7,670   1,223,344 SH       DEFINED    1        1,223,344      0    0
BERKSHIRE HATHAWAY INC DEL        CL A          084670108       2,344          15 SH       DEFINED    1               15      0    0
BERKSHIRE HATHAWAY INC DEL        CL B NEW      084670702       1,507      14,460 SH       DEFINED    1           14,460      0    0
BOEING CO                         COM           097023105       1,717      20,000     PUT  DEFINED    1           20,000      0    0
CHINA CERAMICS CO LTD             SHS           G2113X100         147      68,286 SH       DEFINED    1           68,286      0    0
CORNING INC                       COM           219350105       8,578     643,516 SH       DEFINED    1          643,516      0    0
COWEN GROUP INC NEW               CL A          223622101       5,945   2,108,317 SH       DEFINED    1        2,108,317      0    0
DILLARDS INC                      CL A          254067101         786      10,000     PUT  DEFINED    1           10,000      0    0
GSI TECHNOLOGY                    COM           36241U106         763     115,736 SH       DEFINED    1          115,736      0    0
HARVARD BIOSCIENCE INC            COM           416906105       6,655   1,177,926 SH       DEFINED    1        1,212,126      0    0
HARVARD BIOSCIENCE INC            COM           416906105         154      27,300     PUT  DEFINED    1           27,300      0    0
INNERWORKINGS INC                 COM           45773Y105         987      65,200     PUT  DEFINED    1           65,200      0    0
INNOVATIVE SOLUTIONS & SUPPO      COM           45769N105         888     180,060 SH       DEFINED    1          180,060      0    0
KB HOME                           COM           48666K109       2,197     100,900     PUT  DEFINED    1          100,900      0    0
LG DISPLAY CO LTD                 SPONS ADR REP 50186V102         146      10,000     PUT  DEFINED    1           10,000      0    0
LINDSAY CORP                      COM           535555106       6,173      70,000     PUT  DEFINED    1           70,000      0    0
LOGMEIN INC                       COM           54142L109         288      15,000 SH       DEFINED    1           15,000      0    0
LUMBER LIQUIDATORS HLDGS INC      COM           55003T107         702      10,000     PUT  DEFINED    1           10,000      0    0
MICROSOFT CORP                    COM           594918104      12,759     446,056 SH       DEFINED    1          446,056      0    0
NEXSTAR BROADCASTING GROUP I      CL A          65336K103       9,280     515,562 SH       DEFINED    1          515,562      0    0
NOVA MEASURING INSTRUMENTS L      COM           M7516K103       3,850     427,786 SH       DEFINED    1          427,786      0    0
OCCIDENTAL PETE CORP DEL          COM           674599105       1,368      17,461 SH       DEFINED    1           17,461      0    0
ORBIT INTL CORP                   COM NEW       685559304          72      19,854 SH       DEFINED    1           19,854      0    0
PLANAR SYS INC                    COM           726900103       2,128   1,131,873 SH       DEFINED    1        1,131,873      0    0
PLX TECHNOLOGY INC                COM           693417107       1,841     403,814 SH       DEFINED    1          403,814      0    0
RESEARCH IN MOTION LTD            COM           760975102         289      20,000     PUT  DEFINED    1           20,000      0    0
SCHLUMBERGER LTD                  COM           806857108       1,589      21,212 SH       DEFINED    1           21,212      0    0
SODASTREAM INTERNATIONAL LTD      USD SHS       M9068E105       4,468      90,000     PUT  DEFINED    1           90,000      0    0
STAPLES INC                       COM           855030102       5,055     376,695 SH       DEFINED    1          376,695      0    0
TANDY LEATHER FACTORY INC         COM           87538X105       4,863     683,042 SH       DEFINED    1          683,042      0    0
WALTER ENERGY INC                 COM           93317Q105       5,837     204,817 SH       DEFINED    1          204,817      0    0
WELLS FARGO & CO NEW              COM           949746101       3,736     101,000 SH       DEFINED    1          101,000      0    0
WHITING PETE CORP NEW             COM           966387102       1,390      27,342 SH       DEFINED    1           27,342      0    0
TESLA MTRS INC                    COM           88160R101         402      10,600     PUT  DEFINED    1           10,600      0    0